Tangible assets	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a)   Changes in the period
In the first six months of 2023 and 2022, tangible assets (rights of use are not included) were acquired for EUR 4,705 million and EUR 4,387 million, respectively.
Likewise, in the first six months of 2023 and 2022 tangible asset items were disposed of with a carrying amount of EUR 2,713 million and EUR 2,965 million, generating a net profit of EUR 24 million (net loss of EUR 4 million in the first semester of 2022).
b)   Property, plant and equipment purchase commitments
At 30 June 2023 and 2022, Grupo Santander did not have any significant commitments to purchase property, plant and equipment items.
c) Leasing rights
As of 30 June 2023, Grupo Santander has tangible assets under lease for the amount of EUR 2,384 million (EUR 2,413 million at 31 December 2022).